Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 01, 2014
Operating loss carryforwards
Reduction in valuation allowance	$ 1
Reduction in deferred tax assets related to state net operating loss carry-forwards	1
State
Operating loss carryforwards
Net operating loss carryforwards	9
Valuation allowance related to net operating loss carryforwards	$ 9